Income tax - Expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income tax expense reconciled to profit before income tax expense
Profit before income tax	$ 10,107	$ 10,305	$ 8,469
Tax at the Australian company tax rate of 30%	3,032	$ 3,092	$ 2,541
Australian company tax rate (as a percent)		30.00%	30.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	139	$ 117	$ 67
Life insurance tax adjustment on policyholder earnings			(1)
Dividend adjustments		3
Other non-assessable items	(4)	(9)	(97)
Other non-deductible items	25	49	409
Adjustment for overseas tax rates	(27)	(25)	(31)
Income tax (over)/under provided in prior years	(20)	7	(77)
Other items	(28)	(130)	(41)
Total income tax expense	3,117	3,104	$ 2,770
Parent Entity
Income tax expense reconciled to profit before income tax expense
Profit before income tax	9,216	8,938
Tax at the Australian company tax rate of 30%	2,765	2,681
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	139	117
Dividend adjustments	(379)	(315)
Other non-assessable items	(3)	(1)
Other non-deductible items	23	44
Adjustment for overseas tax rates	(4)	(4)
Income tax (over)/under provided in prior years	(13)	(2)
Other items	(3)	(16)
Total income tax expense	$ 2,525	$ 2,504